OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 38,200		$ 35,407	[1]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		10,161		9,505	[1]
Depreciation		1,178		1,126		$ 1,075
San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		16,458		15,478	[2]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		4,202		3,860	[2]
Depreciation		544		512		468
Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		14,171		12,886	[1]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		4,900		4,642	[1]
Depreciation		459		429		$ 381
Gas, Transmission and Distribution Equipment [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,642		$ 1,535
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service		2.52%		2.72%		2.35%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 690		$ 668
Gas, Transmission and Distribution Equipment [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[3]	$ 13,241		$ 12,098
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service		3.83%		3.89%		3.70%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	[4]	$ 4,810		$ 4,555
Capital Leased Assets, Gross		30		27
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation		29		27
Electric Distribution [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 6,151		$ 5,795
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service		3.79%		3.79%		3.36%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	[5]	$ 3,512		$ 3,192
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation		34		28
Electric Transmission [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 4,870	[6]	$ 4,525
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service		2.62%		2.59%		2.58%
Utility Electric Generation Equipment [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[7]	$ 1,891		$ 1,862
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service		3.89%		3.86%		3.76%
Capital Leased Assets, Gross		$ 258		$ 243
Other Utility Electric Equipment [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[8]	$ 981		$ 851
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service		5.73%		7.09%		7.58%
Capital Leased Assets, Gross		$ 20		$ 19
Other Plant in Service [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	[9]	860		824
Other Plant in Service [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 110		$ 120
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service		3.95%		2.88%		1.56%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 90		$ 87
Utility Construction In Progress [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		923	[6]	910
Utility Construction In Progress [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		820		668
Utility Electric Distribution Operations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[10]	1,362		1,434
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 199		179
Property, Plant and Equipment Useful Life, Minimum		12
Property, Plant and Equipment Useful Life, Maximum		46
Property, Plant Equipment Weighted Average Useful Life		43
Land And Land Rights [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[10]	$ 289		290
Property, Plant and Equipment Useful Life, Minimum	[11]	26
Property, Plant and Equipment Useful Life, Maximum	[11]	55
Property, Plant Equipment Weighted Average Useful Life	[11]	40
Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[10]	$ 782		596
Property, Plant and Equipment Useful Life, Minimum		5
Property, Plant and Equipment Useful Life, Maximum		80
Property, Plant Equipment Weighted Average Useful Life		39
L N G Receipt Terminals [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[10]	$ 1,124		1,122
Property, Plant and Equipment Useful Life, Minimum		5
Property, Plant and Equipment Useful Life, Maximum		43
Property, Plant Equipment Weighted Average Useful Life		43
Pipelines And Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[10]	$ 2,311		2,003
Property, Plant and Equipment Useful Life, Minimum		3
Property, Plant and Equipment Useful Life, Maximum		55
Property, Plant Equipment Weighted Average Useful Life		45
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[10]	$ 233		213
Property, Plant and Equipment Useful Life, Minimum		1
Property, Plant and Equipment Useful Life, Maximum		50
Property, Plant Equipment Weighted Average Useful Life		15
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[10]	$ 1,022		1,053
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[10]	$ 448		332
Property, Plant and Equipment Useful Life, Minimum		2
Property, Plant and Equipment Useful Life, Maximum		80
Property, Plant Equipment Weighted Average Useful Life		35
Electric Distribution Assets Of SWPL [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 374
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		224
CWIP Assets Of SWPL [Member] | San Diego Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		25
Plant, Pipeline And Other Distribution Assets Of Ecogas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		142		150
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		36		37
Plant, Pipeline And Other Distribution Assets Of Mobile Gas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		204		191
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		35		29
Plant, Pipeline And Other Distribution Assets Of Willmut Gas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		28		24
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		3		2
Total Other Operating Units And Parent [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[10]	7,571		7,043
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 1,059		$ 1,003

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.
[3]	Includes capital lease assets of $30 million and $27 million at December 31, 2015 and 2014, respectively.
[4]	Includes accumulated depreciation for assets under capital lease of $29 million and $27 million at December 31, 2015 and 2014, respectively.
[5]	Includes accumulated depreciation for assets under capital lease of $34 million and $28 million at December 31, 2015 and 2014, respectively. Includes $224 million at December 31, 2015 related to SDG&E's 91-percent interest in the SWPL transmission line, jointly owned by SDG&E and other utilities.
[6]	At December 31, 2015, includes $374 million in electric transmission assets and $25 million in construction work in progress related to SDG&E's 91-percent interest in the Southwest Powerlink (SWPL) transmission line, jointly owned by SDG&E with other utilities. SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for its share of the project and participates in decisions concerning operations and capital expenditures.
[7]	Includes capital lease assets of $258 million and $243 million at December 31, 2015 and 2014, respectively, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.
[8]	Includes capital lease assets of $20 million and $19 million at December 31, 2015 and 2014, respectively.
[9]	The December 31, 2015 balances include $36 million, $35 million and $3 million and the December 31, 2014 balances include $37 million, $29 million and $2 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively.
[10]	The December 31, 2015 balances include $142 million, $204 million and $28 million and the December 31, 2014 balances include $150 million, $191 million and $24 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively.
[11]	Estimated useful lives are for land rights.